GOODWILL AND INTANGIBLE ASSETS - Rollforward of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets [Roll Forward]
Intangible assets at beginning of period	$ 65,634	$ 78,576
Additions	314,749	186
Disposals		(298)
Amortization	(11,404)	(11,548)	$ (11,509)
Foreign exchange impact	(653)	(1,282)
Intangible assets at end of period	$ 368,326	$ 65,634	$ 78,576